Holland Series Fund 375 Park Avenue New York, NY 10152

February 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Holland Series Fund, Inc. – (the “Registrant”)
File Nos. 33-95026 and 811-09060

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 26 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2015 (Accession Number: 0001193125-15-023256).

If there are any questions concerning this filing, please call me directly at (617) 662-3153.

Sincerely,

/s/ Timothy Burdick
Timothy Burdick
Secretary